Taxes Payable	12 Months Ended
Dec. 31, 2020
Taxes Payable [Abstract]
Taxes Payable
10. Taxes Payable
The following is a summary of taxes payable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Withholding individual income taxes for employees	5,679	48,692
VAT payable	10,925	3,325
Enterprise income taxes payable	7,952	2,503
Others	1,421	375

Total	25,977	54,895

As of December 31, 2020, there was approximately RMB39,371 included in the balance of withholding individual income taxes for employees due to the exercise of their options under the Company’s incentive plan, which was paid in January 2021.